Loans to Customers, net - Financial Lease Contracts (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Scheduled cash flows to be received from financial leasing contracts
Total receivable	$ 1,765,815	$ 1,555,375
Unearned income	(200,151)	(177,857)
Net investment in finance lease	1,565,664	1,377,518
Total over due portfolio	$ 6,344	3,998
Minimum
Scheduled cash flows to be received from financial leasing contracts
Average life (in years)	2 years
Maximum
Scheduled cash flows to be received from financial leasing contracts
Average life (in years)	15 years
Due within 1 year
Scheduled cash flows to be received from financial leasing contracts
Total receivable	$ 519,186	461,354
Unearned income	(60,216)	(54,216)
Net investment in finance lease	458,970	407,138
2 years
Scheduled cash flows to be received from financial leasing contracts
Total receivable	383,164	338,305
Unearned income	(44,066)	(39,946)
Net investment in finance lease	339,098	298,359
Due after 2 years but within 3 years
Scheduled cash flows to be received from financial leasing contracts
Total receivable	255,997	230,920
Unearned income	(28,740)	(26,136)
Net investment in finance lease	227,257	204,784
Due after 3 years but within 4 years
Scheduled cash flows to be received from financial leasing contracts
Total receivable	162,310	146,921
Unearned income	(19,471)	(17,680)
Net investment in finance lease	142,839	129,241
Due after 4 years but within 5 years
Scheduled cash flows to be received from financial leasing contracts
Total receivable	108,453	99,268
Unearned income	(13,992)	(12,564)
Net investment in finance lease	94,461	86,704
Due after 5 years
Scheduled cash flows to be received from financial leasing contracts
Total receivable	336,705	278,607
Unearned income	(33,666)	(27,315)
Net investment in finance lease	$ 303,039	$ 251,292